FAIR VALUE MEASUREMENT - Carrying Amount and Fair Value for Categories of Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	€ 1,451,158	€ 1,399,997
Financial assets, at fair value	1,451,158	1,399,997
Debt
Disclosure of financial assets [line items]
Financial liabilities, at carrying amount	2,477,186	2,811,779
Financial liabilities, at fair value	2,462,716	2,770,633
Receivables from financing activities
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	1,451,158	1,399,997
Financial assets, at fair value	1,451,158	1,399,997
Client financing
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	1,451,158	1,390,956
Financial assets, at fair value	1,451,158	1,390,956
Dealer financing
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	0	9,041
Financial assets, at fair value	€ 0	€ 9,041